Segment reporting	12 Months Ended
Dec. 31, 2020
Operating Segments [Abstract]
Segment reporting	Segment reporting
Nomad has one reporting and operating segment, "Frozen", reflected in the segment presentation below for the periods presented. The CODM primarily uses “Adjusted EBITDA”, disclosed in Note 3.19, as the key measure of the segment’s results, which is considered non-IFRS financial information.
Segment Adjusted EBITDA

		Year ended December 31, 2020	Year ended December 31, 2019	Year ended December 31, 2018
	Note	€m	€m	€m
Profit for the period		225.1	153.6	170.5
Taxation		70.4	56.7	56.6
Net financing costs		63.7	73.2	56.0
Depreciation and amortization		67.6	68.3	46.3
EBITDA		426.8	351.8	329.4
Acquisition purchase price adjustments		—	—	5.7
Exceptional items	7	20.6	54.5	17.7
Other add-backs		19.4	25.7	23.6
Adjusted EBITDA		466.8	432.0	376.4

Acquisition purchase price adjustments relate to the reversal of the non-cash increase applied to inventory acquired in business combinations to value it at fair value as opposed to cost.
Other add-backs include the elimination of share-based payment expense and related employer payroll expense of €12.1 million (2019: €22.4 million, 2018: €14.7 million) and elimination of non-operating M&A related costs, professional fees and transaction costs of €7.3 million (2019: €3.3 million, 2018: €8.9 million). We exclude these costs because we do not believe they are indicative of our normal operating costs, can vary significantly in amount and frequency, and are unrelated to our underlying operating performance.
No information on segment assets or liabilities is presented to the CODM.
Product information
Management considers the products it sells belong to one category, being "Frozen".
Geographical information
External revenue by geography

	Year ended December 31, 2020	Year ended December 31, 2019	Year ended December 31, 2018
	€m	€m	€m
United Kingdom	747.3	712.5	585.4
Italy	426.3	394.1	383.6
Germany	393.2	329.6	310.2
France	203.8	176.6	174.1
Sweden	158.7	175.7	192.7
Austria	127.9	108.2	102.4
Norway	115.6	120.4	122.5
Spain	82.6	79.5	76.7
Rest of Europe	260.5	227.7	225.2
Total external revenue by geography	2,515.9	2,324.3	2,172.8
Non-current assets by geography

	December 31, 2020	December 31, 2019
	€m	€m
Germany	135.5	124.9
United Kingdom	132.1	131.3
Italy	68.5	68.2
Norway	30.0	29.6
Sweden	28.5	51.1
France	15.7	17.2
Rest of Europe	68.9	56.0
Total non-current assets by geography	479.2	478.3
Non-current assets exclude deferred tax assets, goodwill and brands which are not bound to one geographical area